Consolidated Statements Of Shareholders' Equity (USD $)	Series D Preferred Stock [Member] Preferred Stock [Member]	Series E Preferred Stock [Member] Preferred Stock [Member]	Series F Preferred Stock [Member] Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member] Preferred Stock [Member]	Series G Preferred Stock [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2008	$ 1,878,768	$ 5,478,466	$ 670,134				$ 113,962,525	$ (121,057,076)	$ 932,817
Beginning Balance, Shares at Dec. 31, 2008	2,086,957	3,308,392	8,314				16,436,420
Compensation expense related to fair value of stock-based awards							316,617		316,617
Compensation expense related to fair value of stock-based awards, Shares							688,053
Stock issued in connection with 401(k) and ESPP							75,917		75,917
Stock issued in connection with 401(k) and ESPP, Shares							604,640
Conversion of $600,000 convertible note and accrued interest					1,201,834				1,201,834
Conversion of $600,000 convertible note and accrued interest, Shares					92,448
Preferred Stock Dividends			49,884	49,884	3,200	3,200			53,084
Net loss allocable to common shareholders								(1,132,294)	(1,132,294)
Ending Balance at Dec. 31, 2009	1,878,768	5,478,466	720,018		1,205,034		114,355,059	(122,189,370)	1,447,975
Ending Balance, Shares at Dec. 31, 2009	2,086,957	3,308,392	8,314		92,448		17,729,113
Compensation expense related to fair value of stock-based awards							368,483		368,483
Compensation expense related to fair value of stock-based awards, Shares							330,783
Stock issued in connection with 401(k) and ESPP							39,112		39,112
Stock issued in connection with 401(k) and ESPP, Shares							385,200
Preferred Stock Dividends			3,007	3,007	94,536	94,536			97,543
Net loss allocable to common shareholders								(1,572,283)	(1,572,283)
Ending Balance at Dec. 31, 2010	$ 1,878,768	$ 5,478,466	$ 723,025		$ 1,299,570		$ 114,762,654	$ (123,761,653)	$ 380,830
Ending Balance, Shares at Dec. 31, 2010	2,086,957	3,308,392	8,314		92,448		18,445,096